Prepayments, receivables and other current assets and other non-current assets - Loans receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepayments, receivables and other current assets and other non-current assets
Loans receivable	¥ 10,546,826	¥ 8,679,730	¥ 5,338,627	¥ 4,644,298
Gross carrying amount
Prepayments, receivables and other current assets and other non-current assets
Loans receivable	12,591,317	9,829,675	5,798,839	5,248,804
Allowance for credit losses
Prepayments, receivables and other current assets and other non-current assets
Loans receivable	¥ (2,044,491)	¥ (1,149,945)	¥ (460,212)	¥ (604,506)